Trade Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance		$ 102,587	$ 130,076
Increases			9,059
Increases		196,384
Decreases	[1]	(39,169)	(36,548)
Ending balance		$ 259,802	$ 102,587

[1]	Includes allocation of provisions for specific purposes and inflation adjustment effect.